BORROWINGS (Long-term) (Details)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Long-term bank borrowings	¥ 731,507,442		¥ 1,336,160,627
Less: Current portion	(242,987,883)		(27,480,800)
Total long-term borrowings	¥ 488,519,559	$ 70,361,452	¥ 1,308,679,827